CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
NET REVENUES:
Product sales revenue	¥ 103,928	¥ 140,159	¥ 156,867
Service and other revenue	122,067	125,599	101,121
Total net revenues	225,995	265,758	257,988
COSTS AND EXPENSES:
Costs of products sold	64,152	89,924	102,741
Costs of services rendered and others	88,661	84,491	86,291
Selling, general and administrative	51,307	50,051	46,253
Earthquake related impairment charges and expenses		342	4,455
Gain on bargain purchase			(2,543)
Total costs and expenses	204,120	224,808	237,197
Operating income	21,875	40,950	20,791
OTHER INCOME (EXPENSES):
Interest income	182	215	268
Interest expense	(1,300)	(1,427)	(1,541)
Foreign currency exchange gain (loss), net	1,285	331	(342)
Other, net	(127)	(43)	(94)
Other income (expenses), net	40	(924)	(1,709)
INCOME BEFORE INCOME TAXES AND EQUITY IN NET INCOME OF AFFILIATED COMPANY	21,915	40,026	19,082
INCOME TAXES:
Current	9,099	14,117	7,319
Deferred	(626)	2,824	(918)
Total	8,473	16,941	6,401
EQUITY IN NET INCOME OF AFFILIATED COMPANY	44	52	41
NET INCOME	13,486	23,137	12,722
NET INCOME (LOSS) ATTRIBUTABLE TO THE NONCONTROLLING INTEREST	312	125	(212)
NET INCOME ATTRIBUTABLE TO KONAMI CORPORATION	¥ 13,174	¥ 23,012	¥ 12,934
PER SHARE DATA:
Basic net income attributable to KONAMI CORPORATION stockholders per share	¥ 95.04	¥ 166.23	¥ 96.48
Diluted net income attributable to KONAMI CORPORATION stockholders per share	¥ 95.04	¥ 166.23	¥ 96.48